Common Stock and Stock Plans	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Common Stock and Stock Plans

Note 12: Common Stock and Stock Plans
Common Stock
Table 12.1 presents our reserved, issued and authorized shares of common stock at December 31, 2023.

Table 12.1: Common Stock Shares

Number of shares
Shares reserved (1)	259,837,463
Shares issued	5,481,811,474
Shares not reserved or issued	3,258,351,063
Total shares authorized	9,000,000,000
(1)Shares reserved for employee stock plans (employee restricted share rights, performance share awards, 401(k), and deferred compensation plans), convertible securities, dividend reinvestment and common stock purchase plans, and director plans.

Dividend Reinvestment and Common Stock
Purchase Plans
Participants in our dividend reinvestment and common stock direct purchase plans may purchase shares of our common stock at fair market value by reinvesting dividends and/or making optional cash payments under the plan’s terms.

Employee Stock Plans
We offer stock-based employee compensation plans as described below. For additional information on our accounting for stock-based compensation plans, see Note 1 (Summary of Significant Accounting Policies).

LONG-TERM INCENTIVE PLANS  We have granted restricted share rights (RSRs) and performance share awards (PSAs) as our primary long-term incentive awards.
Holders of RSRs and PSAs may be entitled to receive additional RSRs and PSAs (dividend equivalents) or cash payments equal to the cash dividends that would have been paid had the RSRs or PSAs been issued and outstanding shares of common stock. RSRs and PSAs granted as dividend equivalents are subject to the same vesting schedule and conditions as the underlying award.
Table 12.2 summarizes the major components of stock compensation expense and the related recognized tax benefit.
Table 12.2: Stock Compensation Expense

	Year ended December 31,
(in millions)	2023	2022	2021
RSRs	$1,069	947	931
Performance shares (1)	53	31	74
Total stock compensation expense	$1,122	978	1,005
Related recognized tax benefit	$277	242	248
(1)Compensation expense fluctuates with the estimated outcome of satisfying performance conditions and, for certain awards, changes in our stock price.

The total number of shares of common stock available for grant under the plans at December 31, 2023, was 101 million.
Restricted Share Rights
Holders of RSRs are entitled to the related shares of common stock at no cost generally vesting over three to five years after the RSRs are granted. A summary of the status of our RSRs at December 31, 2023, and changes during 2023 is presented in Table 12.3.

Table 12.3: Restricted Share Rights

	Number	Weighted- average grant-date fair value
Nonvested at January 1, 2023	53,237,143	$42.44
Granted	29,938,962	44.15
Vested	(21,562,727)	42.92
Canceled or forfeited	(2,066,131)	43.91
Nonvested at December 31, 2023	59,547,247	43.07

The weighted-average grant date fair value of RSRs granted during 2022 and 2021 was $51.80 and $32.99, respectively.
At December 31, 2023, there was $1.1 billion of total unrecognized compensation cost related to nonvested RSRs. The cost is expected to be recognized over a weighted-average period of 2.4 years. The total fair value of RSRs that vested during 2023, 2022 and 2021 was $954 million, $1.0 billion and $902 million, respectively.
Performance Share Awards
Holders of PSAs are entitled to the related shares of common stock at no cost subject to the Company’s achievement of specified performance criteria over a three-year period. PSAs are granted at a target number based on the Company’s performance. The number of awards that vest can be adjusted downward to zero and upward to a maximum of 150% of target. The awards vest in the quarter after the end of the performance period. For PSAs whose performance period ended December 31, 2023, the determination of the number of performance shares that will vest will occur in first quarter 2024 after review of the Company’s performance by the Human Resources Committee of the Board.
A summary of the status of our PSAs at December 31, 2023, and changes during 2023 is in Table 12.4, based on the performance adjustments recognized as of December 2023.

Table 12.4: Performance Share Awards

	Number	Weighted- average grant-date fair value (1)
Nonvested at January 1, 2023	4,508,337	$36.81
Granted	1,193,556	44.33
Vested	(766,527)	42.67
Canceled or forfeited	(647,543)	45.73
Nonvested at December 31, 2023	4,287,823	36.51
(1)Reflects approval date fair value for grants subject to variable accounting.
The weighted-average grant date fair value of performance awards granted during 2022 and 2021 was $52.80 and $32.76, respectively.
At December 31, 2023, there was $38 million of total unrecognized compensation cost related to nonvested performance awards. The cost is expected to be recognized over a weighted-average period of 1.6 years. The total fair value of PSAs that vested during 2023, 2022 and 2021 was $31 million, $19 million and $31 million, respectively.

Stock Options
Stock options have not been issued in the last three years and no stock options were outstanding at December 31, 2023, 2022 and 2021.

Director Awards
We granted common stock awards to non-employee directors elected or re-elected at the annual meeting of stockholders on April 25, 2023. These stock awards vest immediately.
Employee Stock Ownership Plan
The Wells Fargo & Company 401(k) Plan (401(k) Plan) is a defined contribution plan with an Employee Stock Ownership Plan (ESOP) feature. We have previously loaned money to the 401(k) Plan to purchase ESOP Preferred Stock that was convertible into common stock over time as the loans were repaid. The Company’s annual contribution to the 401(k) Plan, as well as dividends received on unreleased shares, are used to make payments on the loans. As the loans are repaid, shares are released from the unallocated reserve of the 401(k) Plan.
In October 2022, we redeemed all outstanding shares of our ESOP Preferred Stock in exchange for shares of the Company’s common stock. In October 2023, the 401(k) Plan fully repaid all loans to the Company, which resulted in the release of the shares from the unallocated reserve of the 401(k) Plan. Released common stock is allocated to the 401(k) Plan participants and invested in the Wells Fargo ESOP Fund within the 401(k) Plan. Dividends on the allocated common shares reduce retained earnings, and the shares are considered outstanding for computing earnings per share.
Unreleased shares were reflected on our consolidated balance sheet as unearned ESOP shares. Also, dividends on unreleased common stock or ESOP Preferred Stock did not reduce retained earnings, and the unreleased shares were not considered to be common stock equivalents for computing earnings per share.
Table 12.5 presents the information related to the Wells Fargo ESOP Fund and the dividends paid to the 401(k) Plan.

Table 12.5: Wells Fargo ESOP Fund

	December 31,
(in millions, except shares)	2023	2022	2021
Allocated shares outstanding (common)	144,140,446	152,438,152	149,638,081
Unreleased shares outstanding (common)	—	10,329,650	—
Fair value of unreleased shares outstanding (common)	$—	427	—
Unreleased shares outstanding (preferred)	—	—	609,434
Conversion value of unreleased ESOP preferred shares	$—	—	609
Fair value of unreleased ESOP preferred shares based on redemption	—	—	700

	Year ended December 31,
Dividends paid on (in millions):	2023	2022	2021
Allocated shares (common)	$161	134	74
Unreleased shares (common) (1)	13	4	—
Unreleased shares (preferred)	—	36	66
(1)Included dividends paid in fourth quarter 2023 after shares were released and prior to allocation to participants.